Acquisitions and Divestitures - Divestitures (Details) - USD ($) $ in Millions	Jun. 30, 2024	May 31, 2024	Dec. 31, 2023
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Payments Testing Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds		$ 30
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Software and Non-certification Testing and Other Services Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash proceeds			$ 30
Disposal Group, Held-for-Sale, Not Discontinued Operations | Testing Laboratory
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other assets classified as held-for-sale	$ 11
Disposal Group, Held-for-Sale, Not Discontinued Operations | Software and Non-certification Testing and Other Services Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other current assets classified as held-for-sale			9
Other assets classified as held-for-sale			3
Other current liabilities classified as held-for-sale			$ 10